Vessels, net (Details Narrative) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended			9 Months Ended	10 Months Ended		11 Months Ended					12 Months Ended
	Jan. 05, 2023 USD ($)	Feb. 05, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 29, 2023 USD ($)	Mar. 30, 2021 USD ($)	Apr. 27, 2023 USD ($)	May 10, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jun. 21, 2023 USD ($)	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 27, 2022 USD ($)	Aug. 31, 2023 USD ($)	Sep. 13, 2022 USD ($)	Sep. 08, 2022 USD ($)	Sep. 21, 2022 USD ($)	Nov. 09, 2023 USD ($)	Oct. 16, 2023 USD ($)	Dec. 14, 2022 USD ($)	Dec. 05, 2022 USD ($)	Dec. 01, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 17, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 USD ($)	Dec. 19, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 29, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Finance Lease, Liability, Current																								$ 138,696	$ 216,955
Payments to Acquire Property, Plant, and Equipment																								182,898	433,777			$ 217,032
Capitalized expenses																								47,566
Working capital balances																								(249,875)	(782,334)			(5,766)
Proceeds from Sale of Property, Plant, and Equipment																								259,004	284,476			121,080
Gain (Loss) on Disposition of Property Plant Equipment																								50,248	149,352			33,625
Property, Plant and Equipment, Net																								3,734,671	3,777,329
Asset Impairment Charges																												0
Management agreement [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements																								58,766	18,901			11,408
Navios Amber [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability																								1,620
Finance Lease, Liability, Current																								46,407
Sparrow [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																	2023
Vessel capacity in DWT																	5,300
Additions																	$ 66,733
Navios Horizon I [Member]
Property, Plant and Equipment [Line Items]
Vessel year built													2019
Vessel capacity in DWT													81,692
Finance Lease, Right-of-Use Asset, before Accumulated Amortization													$ 27,561
Payments to Acquire Property, Plant, and Equipment																		$ 28,127
Property, Plant and Equipment, Transfers and Changes																		$ 27,555
Navios Amethyst [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2023
Vessel capacity in DWT									182,212
Finance Lease, Right-of-Use Asset, before Accumulated Amortization									$ 64,600
Vessel type									Capesize
Capitalized expenses									$ 2,574
Navios Sakura [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2023
Vessel capacity in DWT						182,169
Finance Lease, Right-of-Use Asset, before Accumulated Amortization						$ 50,890
Vessel type						Capesize
Capitalized expenses						$ 2,579
Navios Altair [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2023
Vessel capacity in DWT				182,115
Finance Lease, Right-of-Use Asset, before Accumulated Amortization				$ 46,146
Vessel type				Capesize
Capitalized expenses				$ 3,028
Navios Felix [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2016
Vessel capacity in DWT			181,221
Payments to Acquire Property, Plant, and Equipment			$ 42,879
Property, Plant and Equipment, Transfers and Changes			$ 53,232
Vessel type			Capesize
Capitalized expenses			$ 1,600
Navios Meridian [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2023
Vessel capacity in DWT		82,010
Additions		$ 35,605
Vessel type		Kamsarmax
Capitalized expenses		$ 1,305
Navios Alegria [member]
Property, Plant and Equipment [Line Items]
Vessel year built																			2016
Vessel capacity in DWT																			84,852
Additions																			$ 27,493
Vessel type																			Kamsarmax
Capitalized expenses																			$ 243
Navios Azalea [member]
Property, Plant and Equipment [Line Items]
Vessel year built																							2022
Vessel capacity in DWT																							182,064
Finance Lease, Right-of-Use Asset, before Accumulated Amortization																							$ 44,753
Vessel type																							Capesize
Navios Armonia [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																2022
Vessel capacity in DWT																182,079
Finance Lease, Right-of-Use Asset, before Accumulated Amortization																$ 44,254
Vessel type																Capesize
Navios Astra [Member]
Property, Plant and Equipment [Line Items]
Vessel year built														2022
Vessel capacity in DWT														182,393
Finance Lease, Right-of-Use Asset, before Accumulated Amortization														$ 55,804
Vessel type														Capesize
Navios Primavera [Member]
Property, Plant and Equipment [Line Items]
Vessel year built												2022
Vessel capacity in DWT												82,003
Additions												$ 32,566
Vessel type												Kamsarmax
Capitalized expenses												$ 986
Navios Armonia, Navios Astra, Navios Primavera, Navios Azalea [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses																									16,745
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization																													$ 389,436
Owned vessels [Member]
Property, Plant and Equipment [Line Items]
Additions															$ 588,939
Navios Azimuth [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2011
Vessel capacity in DWT										179,169
Additions										$ 30,003
Vessel type										Capesize
Capitalized expenses										$ 3
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2012
Vessel capacity in DWT											179,515
Vessel type											Capesize
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2009
Vessel capacity in DWT											180,022
Vessel type											Capesize
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Additions											$ 58,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built								2011
Vessel capacity in DWT								181,415
Additions								$ 28,567
Vessel type								Capesize
Capitalized expenses								$ 67
Ete N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2009
Vessel type							Containership
Vessel capacity in TEU							2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Additions							$ 55,500
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2012
Vessel capacity in DWT					81,355
Vessel type					Kamsarmax
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2012
Vessel capacity in DWT					81,472
Vessel type					Kamsarmax
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Additions					$ 39,320
Capitalized expenses					70
Working capital balances					$ (5,766)
Fifteen vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																								259,004
Gain (Loss) on Disposition of Property Plant Equipment																								53,032
Dry dock and special survey costs, net																								$ 12,033
Six vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																									270,511
Dry dock and special survey costs, net																									7,653
Property, Plant and Equipment, Net																									113,246
Navios Prosperity I [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2007
Vessel capacity in DWT	75,527
Vessel type	Panamax
Proceeds from Sale of Property, Plant, and Equipment	$ 13,750
Date of sale	February 7, 2023
Navios Amaryllis [member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																										2008
Vessel capacity in DWT																										58,735
Vessel type																										Ultra-Handymax
Proceeds from Sale of Property, Plant, and Equipment																										$ 15,100
Date of sale																										January 26, 2023
Navios Jupiter N [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																											2011
Vessel capacity in DWT																											93,062
Vessel type																											Post-Panamax
Proceeds from Sale of Property, Plant, and Equipment																											$ 16,425
Date of sale																											February 3, 2023
Nave Polaris [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																				2011
Vessel capacity in DWT																				25,145
Vessel type																				Chemical Tanker
Proceeds from Sale of Property, Plant, and Equipment																				$ 14,650
Date of sale																				January 24, 2023
Nave Cosmos [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																				2010
Vessel capacity in DWT																				25,130
Vessel type																				Chemical Tanker
Proceeds from Sale of Property, Plant, and Equipment																				$ 13,600
Date of sale																				January 9, 2023
Star N [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																					2009
Vessel capacity in DWT																					37,836
Vessel type																					MR1 Product Tanker
Proceeds from Sale of Property, Plant, and Equipment																					$ 18,100
Date of sale																					January 26, 2023
Nave Dorado [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																						2005
Vessel capacity in DWT																						47,999
Vessel type																						MR2 Product Tanker
Proceeds from Sale of Property, Plant, and Equipment																						$ 15,625
Date of sale																						January 17, 2023
Nave Cosmos, Nave Polaris, Jupiter N and Navios Prosperity I [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																									$ 7,913
Eight Vessels Sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																												121,080
Dry dock and special survey costs, net																												806
Property, Plant and Equipment, Net																												$ 87,455